Lease Arrangements - Ranges Of Discount Rates For Lease Liabilities (Detail)	Dec. 31, 2024	Dec. 31, 2023
Land [member] | Bottom of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	0.39%	0.39%
Land [member] | Top of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	2.30%	2.30%
Buildings [member] | Bottom of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	0.40%	0.57%
Buildings [member] | Top of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	6.52%	6.52%
Office equipment [member] | Bottom of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	0.28%	0.28%
Office equipment [member] | Top of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	6.46%	7.13%